SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Cash Reserve Fund, Inc.	DWS International Fund, Inc.
Prime Series	DWS Emerging Markets Equity Fund
DWS Advisor Funds	DWS Europe Equity Fund
DWS Core Fixed Income Fund	DWS International Fund
DWS High Income Plus Fund	DWS International Value Opportunities Fund
DWS International Select Equity Fund	DWS Latin America Equity Fund
DWS Lifecycle Long Range Fund	DWS Investment Trust
DWS Micro Cap Fund	DWS Capital Growth Fund
DWS Mid Cap Growth Fund	DWS Growth & Income Fund
DWS RREEF Global Real Estate Securities Fund	DWS Large Company Growth Fund
DWS RREEF Real Estate Securities Fund	DWS S&P 500 Index Fund
DWS Short Duration Fund	DWS Small Cap Core Fund
DWS Short Duration Plus Fund	DWS Investors Funds, Inc.
DWS Short-Term Municipal Bond Fund	DWS Japan Equity Fund
DWS Small Cap Growth Fund	DWS Money Market Trust
NY Tax Free Money Fund	DWS Money Market Series
Tax Free Money Fund Investment	DWS Municipal Trust
DWS Communications Fund, Inc.	DWS Strategic High Yield Tax-Free Fund
DWS Communications Fund	DWS Managed Municipal Bond Fund
DWS Equity Partners Fund, Inc.	DWS Mutual Funds, Inc.
DWS Equity Partners Fund	DWS Gold & Precious Metals Fund
DWS Global/International Fund, Inc.	DWS Portfolio Trust
DWS Emerging Markets Fixed Income Fund	DWS Core Plus Income Fund
DWS Global Bond Fund	DWS Floating Rate Plus Fund
DWS Global Opportunities Fund	DWS Securities Trust
DWS Global Thematic Fund	DWS Climate Change Fund
DWS Income Trust	DWS Health Care Fund
DWS GNMA Fund	DWS Small Cap Value Fund
DWS Institutional Funds	DWS State Tax Free Trust
Cash Management Fund Institutional	DWS Massachusetts Tax-Free Fund
Cash Reserves Fund Institutional	DWS Target Date Series
Daily Assets Fund Institutional	DWS LifeCompass Retirement Fund
DWS Commodity Securities Fund	DWS LifeCompass 2015 Fund
DWS EAFE Equity Index Fund	DWS LifeCompass 2020 Fund
DWS Equity 500 Index Fund	DWS LifeCompass 2030 Fund
DWS Inflation Protected Plus Fund	DWS LifeCompass 2040 Fund
DWS U.S. Bond Index Fund	DWS Tax Free Trust
DWS Intermediate Tax/AMT Free Fund
DWS Value Builder Fund, Inc.
DWS Value Builder Fund
DWS Value Equity Trust
DWS Enhanced S&P 500 Index Fund
DWS Equity Income Fund

The following replaces the relevant disclosure with respect to the Board under Trustees and Officers or Directors and Officers, as applicable:

BOARD MEMBERS AND OFFICERS

The following table presents certain information regarding the Board Members of the Funds. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Board Member that is not an “interested person” (as defined in the 1940 Act) of the Funds or the Advisor (each, an “Independent Board Member”), is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Funds. Because the Funds do not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the DWS fund complex.

Independent Board Members

Name, Year of Birth, Position with the Funds and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Funds in DWS Fund Complex Overseen
Dawn-Marie Driscoll (1946) Chairperson since 2004,(2) and Board Member since 1987

President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene’s (1978-1988). Directorships: Trustee of 8 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley College; Trustee, Southwest Florida Community Foundation (charitable organization); Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)

		135
Paul K. Freeman (1950) Vice Chairperson since 2008, and Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	133
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank	135
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Becton Dickinson and Company(3) (medical technology company); Belo Corporation(3) (media company); Boston Museum of Science; Public Radio International. Former Directorships: American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	135

Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising); The Kennel Shop (retailer)	135
Kenneth C. Froewiss (1945) Board Member since 2001	Clinical Professor of Finance, NYU Stern School of Business (1997-present); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	135
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	135
William McClayton (1944) Board Member since 2004	Chief Administrative Officer, Diamond Management & Technology Consultants, Inc. (global management consulting firm) (2001-present); formerly, Senior Partner, Arthur Andersen LLP (accounting) (1966-2001). Directorship: Board of Managers, YMCA of Metropolitan Chicago. Formerly Trustee, Ravinia Festival	135
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001 to present). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to 2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care(3) (January 2007-June 2007)	135
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of 8 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation(3) (telecommunications) (November 1989-September 2003)	135
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc. Former Directorships: Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	135
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present).	138

Interested Board Member

Name, Year of Birth, Position with the Funds and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Funds in DWS Fund Complex Overseen
Axel Schwarzer(4) (1958) Board Member since 2006	Managing Director(5), Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Scudder; formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)	135

Officers(6)

Name, Year of Birth, Position with the Funds and Length of Time Served(7)	Business Experience and Directorships During the Past 5 Years
Michael G. Clark(8) (1965) President, 2006-present

Managing Director(5), Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette(9) (1962) Vice President and Secretary, 1999-present	Director(5), Deutsche Asset Management
Paul H. Schubert(8) (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present

Managing Director(5), Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Patricia DeFilippis(8) (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)
Elisa D. Metzger(8) (1962) Assistant Secretary, 2005-present	Director(5), Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)
Caroline Pearson(9) (1962) Assistant Secretary, 1997-present	Managing Director(5), Deutsche Asset Management
Paul Antosca(9) (1957) Assistant Treasurer, 2007-present	Director(5), Deutsche Asset Management (since 2006); formerly, Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark (9) (1967) Assistant Treasurer, 2007-present	Director(5), Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)

Kathleen Sullivan D’Eramo(9) (1957) Assistant Treasurer, 2003-present	Director(5), Deutsche Asset Management
Diane Kenneally(9) (1966) Assistant Treasurer, 2007-present	Director(5), Deutsche Asset Management
Jason Vazquez(8) (1972) Anti-Money Laundering Compliance Officer, 2007-present

Vice President, Deutsche Asset Management (since 2006); formerly, AML Operations Manager for Bear Stearns (2004-2006), Supervising Compliance Principal and Operations Manager for AXA Financial (1999-2004)

Robert Kloby(8) (1962) Chief Compliance Officer, 2006-present

Managing Director(5), Deutsche Asset Management (2004-present); formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President, The Prudential Insurance Company of America (1988-2000); E.F. Hutton and Company (1984-1988)

J. Christopher Jackson(8) (1951) Chief Legal Officer, 2006-present

Director(5), Deutsche Asset Management (2006-present); formerly, Director, Senior Vice President, General Counsel, and Assistant Secretary, Hansberger Global Investors, Inc. (1996-2006); Director, National Society of Compliance Professionals (2002-2005)(2006-2009)

(1)	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

(2)	Represents the year in which Ms. Driscoll was first appointed Chairperson of certain DWS funds.

(3)	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

(4)

The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Schwarzer receives no compensation from the Funds.

(5)	Executive title, not a board directorship.

(6)

As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(7)	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

(8)	Address: 345 Park Avenue, New York, New York 10154.

(9)	Address: Two International Place, Boston, Massachusetts 02110.

Certain officers hold similar positions for other investment companies for which the Advisor or an affiliate serves as the Advisor.

Officer’s Role with Principal Underwriter: DWS Scudder Distributors, Inc.

Paul H. Schubert:	Vice President
Caroline Pearson:	Secretary

Board Members’ Responsibilities. The officers of the Funds manage its day-to-day operations under the direction of the Board. The primary responsibility of the Board is to represent the interests of the Funds and to provide oversight of the management of the Funds.

Board Committees. The Board has established the following standing committees: Audit Committee, Nominating and Governance Committee, Contract Committee, Equity Oversight Committee, Fixed-Income and Quant Oversight Committee, Marketing and Shareholder Services Committee, and Operations Committee. For each committee, the Board has adopted a written charter setting forth each committee’s responsibilities. Each committee was reconstituted effective April 1, 2008.

Audit Committee: The Audit Committee, which consists entirely of Independent Board Members, assists the Board in fulfilling its responsibility for oversight of (1) the integrity of the financial statements, (2) the Funds’ accounting and financial reporting policies and procedures, (3) the Funds’ compliance with legal and regulatory requirements related to accounting and financial reporting and (4) the qualifications, independence and performance of the independent registered public accounting firm for the Funds. It also approves and recommends to the Board the appointment, retention or termination of the independent registered public accounting firm for the Funds, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to the Funds’ accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firm as to its independence. The members of the Audit Committee are William McClayton (Chair), Kenneth C. Froewiss (Vice Chair), John W. Ballantine, Henry P. Becton, Jr., Keith R. Fox and William N. Searcy, Jr. During the calendar year 2007, the Audit Committee of the Funds’ Board held nine (9) meetings.

Nominating and Governance Committee: The Nominating and Governance Committee, which consists entirely of Independent Board Members, recommends individuals for membership on the Board, nominates officers, board and committee chairs, vice chairs and committee members, and oversees the operations of the Board. The Nominating and Governance Committee also reviews recommendations by shareholders for candidates for Board positions. Shareholders may recommend candidates for Board positions by forwarding their correspondence by US mail or courier service to Dawn-Marie Driscoll, P.O. Box 100176, Cape Coral, FL 33904. The members of the Nominating and Governance Committee are Henry P. Becton, Jr. (Chair), Rebecca W. Rimel (Vice Chair), Paul K. Freeman and William McClayton. During the calendar year 2007, the Nominating/Corporate Governance Committee of the Funds’ Board performed similar functions and held three (3) meetings.

Contract Committee: The Contract Committee, which consists entirely of Independent Board Members, reviews at least annually, (a) the Funds’ financial arrangements with DIMA and its affiliates, and (b) the Funds’ expense ratios. The members of the Contract Committee are Robert H. Wadsworth (Chair), Keith R. Fox (Vice Chair), Henry P. Becton, Jr., Richard J. Herring, William McClayton and Jean Gleason Stromberg.

Equity Oversight Committee: The Equity Oversight Committee reviews the investment operations of those Funds that primarily invest in equity securities (except for those funds managed by a quantitative investment team). The members of the Equity Oversight Committee are John W. Ballantine (Chair), William McClayton (Vice Chair), Henry P. Becton, Jr., Keith R. Fox, Richard J. Herring and Rebecca W. Rimel. During the calendar year 2007, the Equity Oversight Committee of the Funds’ Board performed similar functions and held six (6) meetings.

Fixed-Income and Quant Oversight Committee: The Fixed-Income and Quant Oversight Committee reviews the investment operations of those Funds that primarily invest in fixed-income securities or are managed by a quantitative investment team. The members of the Fixed-Income and QuantOversight Committee are William N. Searcy, Jr. (Chair), Jean Gleason Stromberg (Vice Chair), Dawn-Marie Driscoll, Paul K. Freeman, Kenneth C. Froewiss and Robert H. Wadsworth. During the calendar year 2007, the Fixed-Income Oversight Committee of the Funds’ Board performed similar functions and held six (6) meetings.

Marketing and Shareholder Services Committee: The Marketing and Shareholder Services Committee reviews the Funds’ marketing program, sales practices and literature and shareholder services. The members of the Marketing and Shareholder Services Committee are Richard J. Herring (Chair), Dawn-Marie Driscoll (Vice Chair), Paul K. Freeman, Rebecca W. Rimel, Jean Gleason Stromberg and Robert H. Wadsworth. During the calendar year 2007, the Marketing/Distribution/Shareholder Service Committee of the Funds’ Board performed similar functions and held seven (7) meetings.

The Operations Committee: The Operations Committee reviews the administrative operations, legal affairs and general compliance matters of the Funds. The Operations Committee reviews administrative matters related to the operations of the Funds, policies and procedures relating to portfolio transactions, custody arrangements, fidelity bond and insurance arrangements, valuation of Fund assets and securities and such other tasks as the full Board deems necessary or appropriate. The Operations Committee also oversees the valuation of the Funds’ securities and other assets and determines, as needed, the fair value of Fund securities or other assets under certain circumstances as described in the Funds’ Valuation Procedures. The Operations Committee has appointed a Valuation Sub-Committee, which may make determinations of fair value required when the Operations Committee is not in session. The members of the Operations Committee are Paul K. Freeman (Chair), Dawn-Marie Driscoll (Vice Chair), John W. Ballantine, Kenneth C. Froewiss, Rebecca W. Rimel and William N. Searcy, Jr. The members of the Valuation Sub-Committee are Kenneth C. Froewiss (Chair), John W. Ballantine, Dawn-Marie Driscoll (Alternate), Paul K. Freeman (Alternate), Rebecca W. Rimel (Alternate) and William N. Searcy, Jr. (Alternate). During the calendar year 2007, the Expenses/Operations Committee, which held nine (9) meetings, and Valuation Committee, which held six (6) meetings, except for DWS High Income Plus Fund, DWS Communications Fund, DWS International Value Opportunities Fund, DWS Growth & Income Fund and DWS Climate Change Fund which held seven (7) meetings, DWS RREEF Global Real Estate Securities Fund, DWS Global Thematic Fund, DWS Emerging Markets Equity Fund and DWS Japan Equity Fund which held eight (8) meetings, DWS Gold & Precious Metals Fund which held eleven (11) meetings and DWS Global Opportunities Fund which held twelve (12) meetings, performed similar functions.

Ad Hoc Committees. In addition to the standing committees described above, from time to time the Board may also form ad hoc committees to consider specific issues.

Remuneration. Each Independent Board Member receives compensation from the Funds for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent Board Member for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special fund industry director task forces or subcommittees. Independent Board Members do not receive any employee benefits such as pension or retirement benefits or health insurance from the Funds or any fund in the DWS fund complex.

Board Members who are officers, directors, employees or stockholders of Deutsche Asset Management (“DeAM”) or its affiliates receive no direct compensation from the Funds, although they are compensated as employees of Deutsche Asset Management, or its affiliates, and as a result may be deemed to participate in fees paid by the Funds. The following tables show compensation from the Funds and aggregate compensation from all of the funds in the DWS fund complex received by each Independent Board Member during the calendar year 2007. Mr. Schwarzer is an interested person of the Funds and received no compensation from the Funds or any fund in the DWS fund complex during the relevant periods.

	Aggregate Compensation from Fund
Name of Board Member	Cash Management Fund Institutional	Cash Reserve Fund, Inc. – Prime Series	Cash Reserves Fund Institutional	Daily Assets Fund Institutional
John W. Ballantine	$0	$0	$0	$0
Henry P. Becton, Jr.	$83	$3,031	$83	$9,271
Dawn-Marie Driscoll	$83	$3,795	$83	$11,630
Keith R. Fox	$83	$3,033	$83	$9,352
Paul K. Freeman	$0	$0	$0	$0
Kenneth C. Froewiss	$83	$2,987	$83	$9,215
Richard J. Herring	$83	$2,871	$83	$8,947
William McClayton	$0	$0	$0	$0
Rebecca W. Rimel	$83	$2,795	$83	$8,718

William N. Searcy, Jr.	$83	$2,987	$83	$9,215
Jean Gleason Stromberg	$83	$2,795	$83	$8,667
Robert H. Wadsworth	$0	$0	$0	$0

	Aggregate Compensation from Fund
Name of Board Member	DWS Capital Growth Fund	DWS Climate Change Fund	DWS Commodity Securities Fund	DWS Communications Fund
John W. Ballantine	$0	$0	$0	$0
Henry P. Becton, Jr.	$4,233	$0	$642	$865
Dawn-Marie Driscoll	$5,313	$0	$804	$1,088
Keith R. Fox	$4,265	$0	$647	$872
Paul K. Freeman	$0	$0	$0	$0
Kenneth C. Froewiss	$4,202	$0	$638	$859
Richard J. Herring	$4,095	$0	$621	$838
William McClayton	$0	$0	$0	$0
Rebecca W. Rimel	$3,990	$0	$605	$817
William N. Searcy, Jr.	$4,202	$0	$638	$859
Jean Gleason Stromberg	$3,969	$0	$602	$812
Robert H. Wadsworth	$0	$0	$0	$0

	Aggregate Compensation from Fund
Name of Board Member	DWS Core Fixed Income Fund	DWS Core Plus Income Fund	DWS EAFE Equity Index Fund	DWS Emerging Markets Equity Fund
John W. Ballantine	$0	$0	$0	$0
Henry P. Becton, Jr.	$3,497	$1,503	$1,033	$800
Dawn-Marie Driscoll	$4,395	$1,887	$1,299	$1,006
Keith R. Fox	$3,525	$1,515	$1,042	$806
Paul K. Freeman	$0	$0	$0	$0
Kenneth C. Froewiss	$3,472	$1,492	$1,027	$794
Richard J. Herring	$3,381	$1,454	$999	$775
William McClayton	$0	$0	$0	$0
Rebecca W. Rimel	$3,294	$1,417	$973	$755
William N. Searcy, Jr.	$3,472	$1,492	$1,027	$794
Jean Gleason Stromberg	$3,276	$1,410	$968	$750
Robert H. Wadsworth	$0	$0	$0	$0

	Aggregate Compensation from Fund
Name of Board Member	DWS Emerging Markets Fixed Income Fund	DWS Enhanced S&P 500 Index Fund	DWS Equity 500 Index Fund	DWS Equity Income Fund
John W. Ballantine	$0	$0	$0	$0
Henry P. Becton, Jr.	$551	$244	$83	$339
Dawn-Marie Driscoll	$692	$306	$83	$426
Keith R. Fox	$556	$246	$83	$342
Paul K. Freeman	$0	$0	$0	$0

Kenneth C. Froewiss	$547	$242	$83	$337
Richard J. Herring	$533	$236	$83	$328
William McClayton	$0	$0	$0	$0
Rebecca W. Rimel	$519	$230	$83	$320
William N. Searcy, Jr.	$547	$242	$83	$337
Jean Gleason Stromberg	$516	$229	$83	$318
Robert H. Wadsworth	$0	$0	$0	$0

	Aggregate Compensation from Fund
Name of Board Member	DWS Equity Partners Fund	DWS Europe Equity Fund	DWS Floating Rate Plus Fund	DWS Global Bond Fund
John W. Ballantine	$0	$0	$0	$0
Henry P. Becton, Jr.	$1,091	$1,403	$13	$317
Dawn-Marie Driscoll	$1,369	$1,763	$17	$398
Keith R. Fox	$1,099	$1,413	$13	$319
Paul K. Freeman	$0	$0	$0	$0
Kenneth C. Froewiss	$1,083	$1,392	$13	$314
Richard J. Herring	$1,055	$1,357	$13	$307
William McClayton	$0	$0	$0	$0
Rebecca W. Rimel	$1,028	$1,322	$13	$299
William N. Searcy, Jr.	$1,083	$1,392	$13	$314
Jean Gleason Stromberg	$1,023	$1,315	$13	$297
Robert H. Wadsworth	$0	$0	$0	$0

	Aggregate Compensation from Fund
Name of Board Member	DWS Global Opportunities Fund	DWS Global Thematic Fund	DWS GNMA Fund	DWS Gold & Precious Metals Fund
John W. Ballantine	$0	$0	$0	$0
Henry P. Becton, Jr.	$1,927	$4,545	$5,837	$1,590
Dawn-Marie Driscoll	$2,419	$5,719	$7,323	$1,998
Keith R. Fox	$1,942	$4,585	$5,880	$1,602
Paul K. Freeman	$0	$0	$0	$0
Kenneth C. Froewiss	$1,914	$4,517	$5,793	$1,578
Richard J. Herring	$1,862	$4,394	$5,647	$1,539
William McClayton	$0	$0	$0	$0
Rebecca W. Rimel	$1,814	$4,281	$5,502	$1,499
William N. Searcy, Jr.	$1,914	$4,517	$5,793	$1,578
Jean Gleason Stromberg	$1,804	$4,254	$5,475	$1,491
Robert H. Wadsworth	$0	$0	$0	$0

	Aggregate Compensation from Fund
Name of Board Member	DWS Growth & Income Fund	DWS Health Care Fund	DWS High Income Plus Fund	DWS Strategic High Yield Tax-Free Fund
John W. Ballantine	$0	$0	$0	$0
Henry P. Becton, Jr.	$10,499	$522	$978	$2,201

Dawn-Marie Driscoll	$13,180	$655	$1,228	$2,766
Keith R. Fox	$10,578	$526	$986	$2,219
Paul K. Freeman	$0	$0	$0	$0
Kenneth C. Froewiss	$10,421	$518	$971	$2,186
Richard J. Herring	$10,157	$505	$945	$2,129
William McClayton	$0	$0	$0	$0
Rebecca W. Rimel	$9,896	$492	$921	$2,074
William N. Searcy, Jr.	$10,421	$518	$971	$2,186
Jean Gleason Stromberg	$9,847	$489	$917	$2,063
Robert H. Wadsworth	$0	$0	$0	$0

	Aggregate Compensation from Fund
Name of Board Member	DWS Inflation Protected Plus Fund	DWS Intermediate Tax/AMT Free Fund	DWS International Fund	DWS International Select Equity Fund
John W. Ballantine	$0	$0	$0	$0
Henry P. Becton, Jr.	$69	$1,512	$4,603	$588
Dawn-Marie Driscoll	$87	$1,898	$5,791	$739
Keith R. Fox	$70	$1,523	$4,641	$593
Paul K. Freeman	$0	$0	$0	$0
Kenneth C. Froewiss	$69	$1,501	$4,572	$584
Richard J. Herring	$67	$1,463	$4,457	$569
William McClayton	$0	$0	$0	$0
Rebecca W. Rimel	$65	$1,426	$4,343	$555
William N. Searcy, Jr.	$69	$1,501	$4,572	$584
Jean Gleason Stromberg	$65	$1,418	$4,317	$552
Robert H. Wadsworth	$0	$0	$0	$0

	Aggregate Compensation from Fund
Name of Board Member	DWS International Value Opportunities Fund	DWS Japan Equity Fund	DWS Large Company Growth Fund	DWS Latin America Equity Fund
John W. Ballantine	$0	$0	$0	$0
Henry P. Becton, Jr.	$28	$497	$744	$2,261
Dawn-Marie Driscoll	$35	$623	$933	$2,846
Keith R. Fox	$28	$500	$749	$2,280
Paul K. Freeman	$0	$0	$0	$0
Kenneth C. Froewiss	$28	$493	$738	$2,246
Richard J. Herring	$27	$480	$720	$2,190
William McClayton	$0	$0	$0	$0
Rebecca W. Rimel	$26	$468	$701	$2,134
William N. Searcy, Jr.	$28	$493	$738	$2,246
Jean Gleason Stromberg	$26	$465	$698	$2,121
Robert H. Wadsworth	$0	$0	$0	$0

	Aggregate Compensation from Fund
Name of Board Member	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund	DWS LifeCompass 2030 Fund
John W. Ballantine	$0	$0	$0	$0
Henry P. Becton, Jr.	$344	$760	$766	$82
Dawn-Marie Driscoll	$432	$955	$962	$104
Keith R. Fox	$347	$766	$772	$83
Paul K. Freeman	$0	$0	$0	$0
Kenneth C. Froewiss	$342	$755	$761	$82
Richard J. Herring	$333	$735	$741	$80
William McClayton	$0	$0	$0	$0
Rebecca W. Rimel	$324	$716	$722	$78
William N. Searcy, Jr.	$342	$755	$761	$82
Jean Gleason Stromberg	$323	$712	$718	$77
Robert H. Wadsworth	$0	$0	$0	$0

	Aggregate Compensation from Fund
Name of Board Member	DWS LifeCompass 2040 Fund	DWS Lifecycle Long Range Fund	DWS Managed Municipal Bond Fund	DWS Massachusetts Tax-Free Fund
John W. Ballantine	$0	$0	$0	$0
Henry P. Becton, Jr.	$0	$1,854	$9,165	$1,040
Dawn-Marie Driscoll	$0	$2,329	$11,505	$1,306
Keith R. Fox	$0	$1,868	$9,233	$1,047
Paul K. Freeman	$0	$0	$0	$0
Kenneth C. Froewiss	$0	$1,841	$9,097	$1,034
Richard J. Herring	$0	$1,794	$8,867	$1,008
William McClayton	$0	$0	$0	$0
Rebecca W. Rimel	$0	$1,748	$8,639	$981
William N. Searcy, Jr.	$0	$1,841	$9,097	$1,034
Jean Gleason Stromberg	$0	$1,739	$8,595	$975
Robert H. Wadsworth	$0	$0	$0	$0

	Aggregate Compensation from Fund
Name of Board Member	DWS Micro Cap Fund	DWS Mid Cap Growth Fund	DWS Money Market Series	DWS RREEF Global Real Estate Securities Fund
John W. Ballantine	$0	$0	$0	$0
Henry P. Becton, Jr.	$160	$3,056	$33,817	$1,167
Dawn-Marie Driscoll	$200	$3,836	$41,978	$1,474
Keith R. Fox	$161	$3,079	$34,003	$1,180
Paul K. Freeman	$0	$0	$0	$0
Kenneth C. Froewiss	$159	$3,034	$33,496	$1,162
Richard J. Herring	$155	$2,958	$32,413	$1,125
William McClayton	$0	$0	$0	$0
Rebecca W. Rimel	$151	$2,882	$31,573	$1,096
William N. Searcy, Jr.	$159	$3,034	$33,496	$1,162
Jean Gleason Stromberg	$150	$2,867	$31,573	$1,088
Robert H. Wadsworth	$0	$0	$0	$0

	Aggregate Compensation from Fund
Name of Board Member	DWS RREEF Real Estate Securities Fund	DWS S&P 500 Index Fund	DWS Short Duration Fund	DWS Short Duration Plus Fund
John W. Ballantine	$0	$0	$0	$0
Henry P. Becton, Jr.	$4,694	$1,366	$271	$2,008
Dawn-Marie Driscoll	$5,889	$1,683	$339	$2,517
Keith R. Fox	$4,730	$1,373	$273	$2,029
Paul K. Freeman	$0	$0	$0	$0
Kenneth C. Froewiss	$4,659	$1,354	$269	$2,000
Richard J. Herring	$4,526	$1,309	$262	$1,933
William McClayton	$0	$0	$0	$0
Rebecca W. Rimel	$4,409	$1,276	$255	$1,884
William N. Searcy, Jr.	$4,659	$1,354	$269	$2,000
Jean Gleason Stromberg	$4,390	$1,276	$254	$1,870
Robert H. Wadsworth	$0	$0	$0	$0

	Aggregate Compensation from Fund
Name of Board Member	DWS Short- Term Municipal Bond Fund	DWS Small Cap Core Fund	DWS Small Cap Growth Fund	DWS Small Cap Value Fund
John W. Ballantine	$0	$0	$0	$0
Henry P. Becton, Jr.	$1,143	$365	$1,043	$746
Dawn-Marie Driscoll	$1,434	$457	$1,308	$935
Keith R. Fox	$1,152	$367	$1,050	$751
Paul K. Freeman	$0	$0	$0	$0
Kenneth C. Froewiss	$1,135	$362	$1,034	$740
Richard J. Herring	$1,107	$353	$1,011	$721
William McClayton	$0	$0	$0	$0
Rebecca W. Rimel	$1,079	$344	$985	$703
William N. Searcy, Jr.	$1,135	$362	$1,034	$740
Jean Gleason Stromberg	$1,073	$342	$981	$699
Robert H. Wadsworth	$0	$0	$0	$0

	Aggregate Compensation from Fund
Name of Board Member	DWS U.S. Bond Index Fund	DWS Value Builder Fund	NY Tax Free Money Fund	Tax Free Money Fund Investment
John W. Ballantine	$0	$0	$0	$0
Henry P. Becton, Jr.	$375	$952	$242	$1,035
Dawn-Marie Driscoll	$471	$1,192	$295	$1,329
Keith R. Fox	$378	$958	$243	$1,041
Paul K. Freeman	$0	$0	$0	$0
Kenneth C. Froewiss	$373	$944	$240	$1,025
Richard J. Herring	$363	$920	$234	$1,025
William McClayton	$0	$0	$0	$0
Rebecca W. Rimel	$353	$897	$229	$997

William N. Searcy, Jr.	$373	$944	$240	$1,025
Jean Gleason Stromberg	$351	$893	$228	$990
Robert H. Wadsworth	$0	$0	$0	$0

Name of Board Member	Total Compensation from Fund and DWS Fund Complex(1)
Independent Board Members
John W. Ballantine	$215,000
Henry P. Becton, Jr.(4)	$200,000
Dawn-Marie Driscoll(2)(4)	$253,000
Keith R. Fox(4)	$203,000
Paul K. Freeman(3)	$265,000
Kenneth C. Froewiss(4)	$200,000
Richard J. Herring(4)	$195,000
William McClayton(5)	$205,000
Rebecca W. Rimel(4)	$194,000
William N. Searcy, Jr.(4)	$200,000
Jean Gleason Stromberg(4)	$189,000
Robert H. Wadsworth	$245,250

(1)	The DWS fund complex is composed of 138 funds as of December 31, 2007.

(2)	Includes $50,000 in annual retainer fees received by Ms. Driscoll as Chairperson of certain DWS funds.

(3)

Includes $25,000 paid to Dr. Freeman for numerous special meetings of an ad hoc committee in connection with board consolidation initiatives and $50,000 in annual retainer fees received by Dr. Freeman as Chairperson of certain DWS funds.

(4)

Aggregate compensation includes amounts paid to the Board Members for special meetings of ad hoc committees of the board in connection with the consolidation of the DWS fund boards and various funds, meetings for considering fund expense simplification initiatives, and consideration of issues specific to the Funds’ direct shareholders (i.e., those shareholders who did not purchase shares through financial intermediaries). Such amounts totaled $1,000 for Mr. Becton, $1,000 for Ms. Driscoll, $1,000 for Mr. Fox, $1,000 for Mr. Froewiss, $1,000 for Dr. Herring, $5,000 for Ms. Rimel, $1,000 for Mr. Searcy and $1,000 for Ms. Stromberg. These meeting fees were borne by the Advisor.

(5)

Does not include $15,000 to be paid to Mr. McClayton in calendar year 2008 for numerous special meetings of an ad hoc committee of the former Chicago Board in connection with board consolidation initiatives.

Dr. Freeman, prior to his service as Independent Board Member, served as a board member of certain funds in the Deutsche Bank complex (“DB Funds”). In connection with his resignation and the resignation of certain other board members of the DB Funds on July 30, 2002 (the “Effective Date”), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. (“DAMI”) agreed to recommend, and, if necessary obtain, directors and officers (“D&O”) liability insurance coverage for the prior board members, including Dr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

Board Member Ownership in the Funds

Each Board Member owns over $100,000 of shares on an aggregate basis in all DWS funds overseen by the Board as of December 31, 2007. Securities beneficially owned as defined under the 1934 Act include direct and/or indirect ownership of securities where a Board Member’s economic interest is tied to the securities, employment ownership and securities when the Board Member can exert voting power and when the Board Member has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000 and over $100,000.

Aggregate Dollar Range of Equity Securities in the Fund
Name of Board Member	Cash Management Fund Institutional	Cash Reserve Fund, Inc. – Prime Series	Cash Reserves Fund Institutional	Daily Assets Fund Institutional
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	None	None	None	None
Dawn-Marie Driscoll	None	None	None	None
Keith R. Fox	None	$1 – $10,000	None	None
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	None	None	None	None
Richard J. Herring	None	None	None	None
William McClayton	None	None	None	None
Rebecca W. Rimel	None	None	None	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	None	None	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Board Member	DWS Capital Growth Fund	DWS Climate Change Fund	DWS Commodity Securities Fund	DWS Communications Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	$1 – $10,000	$1 – $10,000	$1 – $10,000	None
Dawn-Marie Driscoll	$10,001 – $50,000	$10,001 – $50,000	None	None
Keith R. Fox	None	None	None	None
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	None	None	None	None
Richard J. Herring	$10,001 – $50,000	None	None	None
William McClayton	None	None	None	None
Rebecca W. Rimel	None	$10,001 – $50,000	None	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	$10,001 – $50,000	None	None	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Board Member	DWS Core Fixed Income Fund	DWS Core Plus Income Fund	DWS EAFE Equity Index Fund	DWS Emerging Markets Equity Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	None	$10,001 – $50,000	None	$10,001 - $50,000
Dawn-Marie Driscoll	None	$1 – $10,000	None	$10,001 - $50,000
Keith R. Fox	None	None	None	$50,001 - $100,000
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	$10,001 – $50,000	None	None	$10,001 - $50,000
Richard J. Herring	None	None	None	$50,001 - $100,000
William McClayton	None	None	None	None
Rebecca W. Rimel	None	None	None	None
William N. Searcy, Jr.	$10,001 – $50,000	None	None	None
Jean Gleason Stromberg	None	$10,001 – $50,000	None	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Board Member	DWS Emerging Markets Fixed Income Fund	DWS Enhanced S&P 500 Index Fund	DWS Equity 500 Index Fund	DWS Equity Income Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	$1 – $10,000	$1 – $10,000	None	None
Dawn-Marie Driscoll	$1 – $10,000	$1 – $10,000	None	$1 – $10,000
Keith R. Fox	None	None	None	None
Paul K. Freeman	None	None	Over $100,000	None
Kenneth C. Froewiss	None	None	None	None
Richard J. Herring	None	None	None	None
William McClayton	None	None	None	None
Rebecca W. Rimel	None	None	None	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	None	None	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Board Member	DWS Equity Partners Fund	DWS Europe Equity Fund	DWS Floating Rate Plus Fund	DWS Global Bond Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	None	$10,001 – $50,000	None	$10,001 – $50,000
Dawn-Marie Driscoll	None	$10,001 – $50,000	None	None
Keith R. Fox	None	$50,001 – $100,000	None	None
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	None	None	None	$1 – $10,000
Richard J. Herring	$10,001 – $50,000	None	None	None
William McClayton	None	None	None	None
Rebecca W. Rimel	None	None	None	None

William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	$10,001 – $50,000	None	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Board Member	DWS Global Opportunities Fund	DWS Global Thematic Fund	DWS GNMA Fund	DWS Gold & Precious Metals Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	$10,001 – $50,000	$10,001 – $50,000	$1 – $10,000	$10,001 – $50,000
Dawn-Marie Driscoll	None	$10,001 – $50,000	$1 – $10,000	$1 – $10,000
Keith R. Fox	None	None	None	None
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	None	None	None	None
Richard J. Herring	$50,001 – $100,000	$50,001 – $100,000	None	None
William McClayton	None	None	None	None
Rebecca W. Rimel	$50,001 – $100,000	Over $100,000	None	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	$10,001 – $50,000	$10,001 – $50,000	$10,001 – $50,000
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	$50,001 – $100,000	$10,001 – $50,000	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Board Member	DWS Growth & Income Fund	DWS Health Care Fund	DWS High Income Plus Fund	DWS Strategic High Yield Tax-Free Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	$10,001 – $50,000	$1 – $10,000	$1 – $10,000	$1 – $10,000
Dawn-Marie Driscoll	$10,001 – $50,000	$1 – $10,000	$1 – $10,000	$10,001 – $50,000
Keith R. Fox	None	None	None	None
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	None	None	$10,001 – $50,000	None
Richard J. Herring	None	None	None	Over $100,000
William McClayton	None	None	None	None
Rebecca W. Rimel	None	None	None	None
William N. Searcy, Jr.	None	None	$10,001 – $50,000	None
Jean Gleason Stromberg	$1 – $10,000	None	$1 – $10,000	$10,001 – $50,000
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Board Member	DWS Inflation Protected Plus Fund	DWS Intermediate Tax/AMT Free Fund	DWS International Fund	DWS International Select Equity Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	None	$1-$10,000	$50,001-$100,000	None
Dawn-Marie Driscoll	$1-$10,000	$10,001-$50,000	$1-$10,000	None
Keith R. Fox	None	None	Over $100,000	None
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	None	None	$1-$10,000	None
Richard J. Herring	$1-$10,000	None	None	$10,001-$50,000
William McClayton	None	None	None	None
Rebecca W. Rimel	None	None	None	None
William N. Searcy, Jr.	$10,001-$50,000	None	None	$1-$10,000
Jean Gleason Stromberg	$10,001-$50,000	None	None	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Board Member	DWS International Value Opportunities Fund	DWS Japan Equity Fund	DWS Large Company Growth Fund	DWS Latin America Equity Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	None	None	$10,001-$50,000	$10,001-$50,000
Dawn-Marie Driscoll	None	$1-$10,000	$1-$10,000	None
Keith R. Fox	None	None	None	Over $100,000
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	$1-$10,000	None	None	None
Richard J. Herring	None	None	None	None
William McClayton	None	None	None	None
Rebecca W. Rimel	None	None	None	$10,001-$50,000
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	None	None	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Board Member	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund	DWS LifeCompass 2030 Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	$1-$10,000	$1-$10,000	$1-$10,000	None
Dawn-Marie Driscoll	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$1-$10,000
Keith R. Fox	None	None	None	None
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	None	None	None	None
Richard J. Herring	None	None	None	None
William McClayton	None	None	None	None

Rebecca W. Rimel	None	None	None	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	$10,001-$50,000	None	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Board Member	DWS LifeCompass 2040 Fund	DWS Lifecycle Long Range Fund	DWS Managed Municipal Bond Fund	DWS Massachusetts Tax-Free Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	None	None	$1-$10,000	$1-$10,000
Dawn-Marie Driscoll	None	None	$10,001-$50,000	$1-$10,000
Keith R. Fox	None	None	None	None
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	None	None	None	None
Richard J. Herring	None	None	None	None
William McClayton	None	None	None	None
Rebecca W. Rimel	None	None	None	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	None	$10,001-$50,000	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Board Member	DWS Micro Cap Fund	DWS Mid Cap Growth Fund	DWS Money Market Series	DWS RREEF Global Real Estate Securities Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	None	$1-$10,000	$10,001-$50,000	$1-$10,000
Dawn-Marie Driscoll	None	None	$10,001-$50,000	$10,001-$50,000
Keith R. Fox	None	None	None	None
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	None	None	None	None
Richard J. Herring	None	$10,001-$50,000	None	None
William McClayton	None	None	None	None
Rebecca W. Rimel	None	None	None	None
William N. Searcy, Jr.	None	None	$10,001-$50,000	None
Jean Gleason Stromberg	None	None	Over $100,000	$10,001-$50,000
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Board Member	DWS RREEF Real Estate Securities Fund	DWS S&P 500 Index Fund	DWS Short Duration Fund	DWS Short Duration Plus Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	None	$10,001-$50,000	None	$10,001-$50,000
Dawn-Marie Driscoll	None	$10,001-$50,000	None	$1-$10,000
Keith R. Fox	None	None	None	None
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	None	None	None	$10,001-$50,000
Richard J. Herring	None	None	None	None
William McClayton	None	None	None	None
Rebecca W. Rimel	$50,001-$100,000	$50,001-$100,000	None	None
William N. Searcy, Jr.	None	None	Over $100,000	None
Jean Gleason Stromberg	None	None	None	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Board Member	DWS Short-Term Municipal Bond Fund	DWS Small Cap Core Fund	DWS Small Cap Growth Fund	DWS Small Cap Value Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	None	$10,001-$50,000	$1-$10,000	$10,001-$50,000
Dawn-Marie Driscoll	None	$1-$10,000	$10,001-$50,000	$10,001-$50,000
Keith R. Fox	None	None	None	None
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	$10,001-$50,000	None	None	None
Richard J. Herring	None	None	None	None
William McClayton	None	None	None	None
Rebecca W. Rimel	None	None	None	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	None	None	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund
Name of Board Member	DWS U.S. Bond Index Fund	DWS Value Builder Fund	NY Tax Free Money Fund	Tax Free Money Fund Investment
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	None	None	None	None
Dawn-Marie Driscoll	None	None	$1-$10,000	None
Keith R. Fox	None	None	None	None
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	None	None	$1-$10,000	None
Richard J. Herring	None	None	None	None
William McClayton	None	None	None	None
Rebecca W. Rimel	None	None	None	None

William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	None	None	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Please Retain This Supplement for Future Reference

April 3, 2008